Commitments and Pledges	12 Months Ended
Dec. 31, 2024
Commitments and Pledges
Commitments and Pledges

Note 28

Commitments and Pledges

Lease commitments

The future minimum lease payables under non-cancellable low value and short-term leases contracted for at the balance sheet date but not recognised as liabilities are as follows:

EUR’000	2024	2023	2022
Not later than one year	117	1,090	53
Between one and five years	219	4,984	9
	336	6,074	62

As of 31 December 2023, the Company’s lease commitments included tenure of the new headquarters. These commitments were reflected on the balance sheet starting in Q1 2024 as 'Right-of-Use Assets' and 'Lease Liabilities' in accordance with IFRS 16.

Pledge of Fixed Assets

The Green Corporate Facility detailed in Note 25 is secured by, inter alia, a first priority mortgage over the Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels (EUR 639 million carrying amount, see Note 13), first priority assignment of the earnings of the vessel owning entities, including certain change of control provisions which are similar to those included in the P-Class Facility.

The P-Class facility, detailed in Note 25, is secured by a first priority mortgage over the P-Class newbuilds, first priority assignments of the insurances and earnings of the P-Class newbuilds by Cadeler and the two borrowers and contain customary financial and other covenants, including certain change of control provisions. There will be a change of control under the P-Class Facility if any person or group of persons acting in concert (other than Swire Pacific and the BW Group) hold legally and beneficially more than 25% of each of the issued and outstanding share capital and/or the issued and outstanding voting share capital of Cadeler A/S. In addition, a number of changes to the ownership structure further down in the Group will trigger a change of control such as, among others, if either Wind Pace Limited (formerly referred as to N1063 Ltd) or Wind N1064 Limited ceases to be a wholly owned (direct or indirect) subsidiary of Cadeler.

Wind Osprey & Wind Orca new crane contract

In April 2024, the remaining payments were made upon completion of the upgrade project for the new cranes.

Commitments on newbuilds vessels:

As of 31 December 2024
Millions	P-Class	M-Class	A-Class	Total
Contract amount in EUR	220	—	299	519
Contract amount in USD	390	655	794	1,839
Total Contract amount translated to EUR	581	618	1,062	2,261
Commitment amount in EUR	—	—	105	105
Commitment amount in USD	193	425	724	1,342
Remaining commitment translated to EUR	185	409	801	1,395

Maturity of total payments are disclosed in note 23.

P-Class vessels

Since 30 June 2021, the Company had a contract with COSCO SHIPPING Heavy Industry CO. Ltd. (“COSCO”) to build two new P-Class WTIVs. On 14 August 2024, Wind Peak has been delivered and the final instalments were made upon delivery.

The total sum of the contract for the two P-Class Vessels was approximately EUR 581 million, of which EUR 137 million was paid in 2021, EUR 14 million was paid in 2023 and EUR 245 million was paid in 2024. Of the total contract value, USD 390 million is to be paid (or has been paid) in USD and EUR 220 million has been paid in EUR. The remaining scheduled payments will fall due in 2025, upon delivery.

Note 28

Commitments and Pledges

Continued from previous page

A-Class vessels

On 9 May 2022 and 22 November 2022, the Company signed contracts with COSCO SHIPPING Heavy Industry to build a total of two new A-Class foundation installation vessel. In May 2024, the Company signed an additional contract with COSCO to build the third A-Class Wind Foundation Installation Vessel (WFIV).

The total sum of the contracts for the three vessels are approximately EUR 1.1 billion, of which approximately a total of EUR 167 million was paid in 2022 and EUR 94 million was paid in 2024. The remaining amounts are due in 2025, 2026 and 2027 with expected delivery in Q3/Q4 2025, Q3 2026 and Q2 2027.

Of the total contract value, USD 794 million is to be paid (or has been paid) in USD and EUR 299 million is to be paid (or has been paid) in EUR.

M-Class vessels

The Company, due to the business combination with Eneti, is under contract with Hanwha for the construction of two next generation offshore WTIVs.

The total sum of the contracts is approximately EUR 618 million, of which of which EUR 29.6 million, EUR 59.4 million, EUR 29.3 million and EUR 91.7 million were paid in 2021, 2022, 2023 and 2024, respectively. The remaining scheduled payments will fall in 2025 with expected delivery for Wind Mover in the fourth quarter of 2025 while Wind Maker was delivered on schedule in January 2025.